Other receivables prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables prepayments and other current assets
Schedule of other receivables prepayments and other current assets
	December 31, 2021	December 31, 2020

Prepaid software development fees	$125,867	$271,799
Prepaid product costs	$-	$45,249
Prepaid expenses	$24,525	$121,605
Total	$150,392	$438,653